GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 99.8%	Value
	Australia: 5.0%
34,519	Corporate Travel Management Ltd.	$311,940
19,149	Sonic Healthcare Ltd.	271,602
		583,542
	China: 62.4%
22,600	Alibaba Group Holding Ltd.	514,039
600	Alibaba Group Holding Ltd. - ADR	107,238
12,300	Autohome Inc. - ADR	351,165
3,400	Baidu Inc. - ADR*	448,018
207,000	China Medical System Holdings Ltd.	372,137
55,500	China Merchants Bank Co., Ltd. - H Shares	333,489
164,000	Geely Automobile Holdings Ltd.	412,007
111,000	Haitian International Holdings Ltd.	305,817
83,400	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	319,174
11,260	JD.com Inc. - ADR	393,875
30,000	Meituan - Class B*	402,858
111,909	NARI Technology Co., Ltd. - A Shares	360,458
3,400	NetEase Inc. - ADR	516,766
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	334,038
29,900	Proya Cosmetics Co., Ltd.	338,880
143,200	Sany Heavy Industry Co., Ltd. - A Shares	466,870
44,600	Shenzhou International	353,332
377,000	Sino Biopharmaceutical Ltd.	394,349
6,400	Tencent Holdings Ltd.	545,265
		7,269,775
	India: 2.8%
9,400	HDFC Bank Ltd	321,104

	Singapore: 3.9%
11,618	DBS Group Holdings Ltd.	460,703

	South Korea: 4.3%
8,350	Samsung Electronics Co., Ltd.	498,825

	Taiwan: 15.1%
10,000	Elite Material Co., Ltd.	402,239
4,000	Largan Precision Co., Ltd.	308,657
48,000	Shin Zu Shing Co., Ltd.	409,792
15,000	Taiwan Semiconductor Manufacturing Co., Ltd.	642,762
		1,763,450

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 99.8%	Value
	United States: 6.3%
1,900	Applied Materials Inc.	$389,006
1,043	Broadcom Inc.	344,096
		733,102

	Total Common Stocks	11,630,501
	(cost $7,809,795)

	Total Investments in Securities	11,630,501
	(cost $7,809,795): 99.8%

	Other Assets in Excess of Liabilities: 0.2%	18,714

	Net Assets: 100.0%	$11,649,215

*	Non-income producing security.

ADR - American Depository Receipt